UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	$200	$204,384
5.75%, 6/01/45	355	360,566
6.00%, 6/01/50	450	462,366
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	405,701
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,924,510
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,178,201
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	1,900	2,352,637
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	710	831,218

		11,719,583
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	870	874,898
5.00%, 6/01/32	1,510	1,400,691

		2,275,589
Arizona — 1.3%
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,475,981
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	462,530
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (a)	465	524,022
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (a)	810	916,774
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	300	316,572
Basis Schools, Inc. Projects, 5.00%, 7/01/45	895	926,441
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	295	311,526

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB (a) (continued):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	$325	$336,343
Legacy Traditional School Projects, 5.00%, 7/01/35	315	326,305
Legacy Traditional School Projects, 5.00%, 7/01/45	250	254,243
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	67,675
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,625	1,987,359
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,503,948

		9,409,719
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	823,590
California — 6.3%
California County Tobacco Securitization Agency, RB, Asset- Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	4,260	4,270,267
5.60%, 6/01/36	1,385	1,390,997
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,142,860
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,200,530
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	303,136
California Municipal Finance Authority, RB (a):
Urban Discovery Academy Charter School Project, 6.00%, 8/01/44	655	692,741
Urban Discovery Academy Charter School Project, 6.13%, 8/01/49	570	603,470
Urban Discovery Academy Project, 5.50%, 8/01/34	310	326,480

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	$295	$340,404
6.90%, 7/01/43	650	755,047
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	400	479,080
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,946,907
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,541,775
Series B, 6.00%, 5/01/43	3,485	3,539,749
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	574,350
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	375,267
6.50%, 5/01/42	760	917,974
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	298,603
County of California Tobacco Securitization Agency, RB, 5.45%, 6/01/28	500	504,210
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	1,665	1,585,613
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,450,608
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	10,955	10,875,467
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	328,471

Municipal Bonds	Par (000)	Value
California (continued)
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (b)	$3,000	$681,030
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	165,818
Tobacco Securitization Authority of Southern California, Refunding RB:
Senior Series A1, 5.00%, 6/01/37	2,095	2,065,251
Senior Series A1, 5.13%, 6/01/46	3,590	3,530,693
Tobacco Settlement, Asset- Backed, Senior Series A-1, 4.75%, 6/01/25	955	955,287

		45,842,085
Colorado — 2.5%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	535	542,415
Central Platte Valley Metropolitan District, GO, 5.00%, 12/01/43	1,250	1,314,900
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	464,638
5.00%, 12/01/42	545	552,984
Colorado Health Facilities Authority, Refunding RB, Series A (a):
6.13%, 12/01/45	375	387,529
6.25%, 12/01/50	1,235	1,273,717
Copperleaf Metropolitan District No 2, GO, Refunding, 5.75%, 12/01/45	780	821,231
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,191,814
Denver Health & Hospital Authority, RB, Series A:
5.00%, 12/01/39	900	991,323
5.25%, 12/01/45	1,350	1,504,710
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	5,995	6,461,951

2	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	$1,500	$1,736,010
6.00%, 1/15/41	1,000	1,157,340

		18,400,562
Connecticut — 0.7%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	1,515	1,515,364
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	1,435	1,468,091
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	2,045	2,077,352

		5,060,807
Delaware — 0.7%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,115	5,327,835
District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,050	3,801,917
6.75%, 5/15/40	385	386,944
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (b)	3,005	1,785,150
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	204,695
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,791,367

		7,970,073
Florida — 6.9%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,405	1,468,970

Municipal Bonds	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A:
1st Mortgage, 8.25%, 1/01/44 (c)(d)	$445	$380,119
1st Mortgage, 8.25%, 1/01/49 (c)(d)	950	811,538
5.75%, 1/01/50	570	569,960
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	625	637,163
5.00%, 5/01/34	1,250	1,274,925
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, 5.00%, 12/01/55	2,600	2,890,342
County of Alachua Florida Health Facilities Authority, RB:
5.00%, 12/01/44	2,720	3,039,872
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,231,080
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (a)	1,490	1,771,267
County of Hillsborough Florida IDA, RB, Tampa General Hospital Project, 5.25%, 10/01/41	895	909,311
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,118,000
County of Miami-Dade Florida IDA, RB, Series A:
5.00%, 6/01/35	1,425	1,509,802
5.00%, 6/01/40	1,945	2,036,629
5.00%, 6/01/48	2,825	2,940,740
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,657,950
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,223,690
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	695	718,804
6.00%, 6/15/34	835	866,095

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB, Renaissance Charter School, Series A (continued):
6.13%, 6/15/44	$3,225	$3,313,494
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,107,580
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,425	1,489,880
Lakewood Ranch Stewardship District:
4.25%, 5/01/25	175	181,405
4.88%, 5/01/35	290	299,773
4.88%, 5/01/45	580	595,179
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	636,643
Lakewood Ranch Stewardship District, Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 5/01/21	245	249,280
4.25%, 5/01/26	200	202,122
5.00%, 5/01/36	565	577,554
5.13%, 5/01/46	1,120	1,150,587
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (e)	1,450	1,900,210
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,750	1,874,792
5.00%, 5/01/37	890	944,958
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	1,355	759,925
Santa Rosa Bay Bridge Authority, RB, (ACA):
6.25%, 7/01/28	72	49,155
6.25%, 7/01/28 (c)(d)	429	171,705
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (f)	40	32,073
Convertible CAB, Series A3, 0.00%, 5/01/40 (f)	90	53,942

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds (continued):
Convertible CAB, Series A4, 0.00%, 5/01/40 (f)	$50	$22,200
Series 2, 0.00%, 5/01/40 (f)	125	65,401
Series A1, 6.65%, 5/01/40	140	141,642
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (f)	205	126,774
Series 1, 6.65%, 5/01/40 (c)(d)	5	5,106
Series 3, 6.61%, 5/01/40 (c)(d)	135	1
Series 3, 6.65%, 5/01/40 (c)(d)	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	671,770
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,675	1,865,615
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,400	1,707,692
5.50%, 5/01/42	525	602,821

		49,855,537
Georgia — 0.5%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	120	124,872
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	783,622
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	225	254,732
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	664,274

4	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	$360	$402,746
Private Colleges & Universities Authority, RB, Savannah College of Art & Design, 5.00%, 4/01/44	1,075	1,189,831

		3,420,077
Guam — 1.0%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,520	1,757,302
Territory of Guam, GO, Series A:
6.00%, 11/15/19	80	88,568
6.75%, 11/15/19 (e)	1,650	1,991,748
7.00%, 11/15/19 (e)	2,660	3,234,560

		7,072,178
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	1,345	1,366,816
Idaho — 0.2%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,567
Idaho Housing & Finance Association, RB, Idaho Arts Charter School, Inc., 5.00%, 12/01/46 (a)	1,000	1,020,580

		1,286,147
Illinois — 4.6%
Chicago O’Hare International Airport, Refunding RB, AMT, 5.00%, 1/01/46	3,000	3,307,950
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	2,876,190
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	4,500	4,420,620
Cook County Community Consolidated School District No 65 Evanston, GO, CAB (b)(g):
0.00%, 12/01/34	635	298,437
0.00%, 12/01/35	2,000	892,680

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	$1,700	$1,867,433
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,596,742
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,068,630
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	2,976,301
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	357,810
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	838,024
Roosevelt University Project, 6.50%, 4/01/44	830	911,871
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,114,670
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	3,925	4,424,574
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	3,455	1,023,544
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	724,889
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	467,154
State of Illinois, GO:
5.00%, 2/01/39	500	524,735
Series A, 5.00%, 4/01/35	1,460	1,538,344
Series A, 5.00%, 4/01/38	2,190	2,289,908

		33,520,506
Indiana — 1.6%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,692,105
7.13%, 11/15/47	1,500	1,687,590

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Indiana (continued)
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	$525	$641,902
7.00%, 1/01/44	1,270	1,562,557
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	650	613,899
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, Series A:
5.25%, 1/01/51	2,500	2,726,025
5.00%, 7/01/44	370	400,321
5.00%, 7/01/48	1,230	1,325,128
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	767,536

		11,417,063
Iowa — 2.7%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	503,135
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,411,907
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	900,493
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,416,564
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	3,355	3,530,802
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,200	1,201,908
Asset-Backed, Series C, 5.50%, 6/01/42	2,000	1,999,820
Asset-Backed, Series C, 5.63%, 6/01/46	3,345	3,344,699

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB (continued):
Series C, 5.38%, 6/01/38	$3,075	$3,072,786

		19,382,114
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (b)	250	195,933
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	3,000	3,484,620

		3,680,553
Louisiana — 2.4%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	1,125	1,158,075
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,906,872
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	738,590
Louisiana Public Facilities Authority, Refunding RB, Entergy Louisiana:
Series A, 3.38%, 9/01/28	2,500	2,529,750
Series B, 3.50%, 6/01/30	6,190	6,289,349
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,393,432

		17,016,068
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,220,738

6	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Maryland — 1.2%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	$750	$844,808
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,910	3,300,609
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,638,225
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	289,711
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 7/01/39	950	1,022,029
Prince George’s County Revenue Authority, Tax Allocation Bonds, Suitland-Naylor Road Project, 5.00%, 7/01/46 (g)	1,580	1,591,976

		8,687,358
Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 7/01/45	2,015	2,068,256
Boston Medical Center, Series D, 5.00%, 7/01/44	5,865	6,540,061
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	399,445
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	354,479
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	17,153
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (b)	94	542
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	2,480	2,693,082
Seven Hills Foundation and Affiliates, 5.00%, 9/01/45	2,230	2,373,567
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	3,000	3,012,090

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Tufts Medical Center, Series I, 6.75%, 1/01/36	$510	$600,229

		18,058,904
Michigan — 1.3%
City of Detroit Michigan, GO, Financial Recovery (h):
Series B-1, 4.00%, 4/01/44	170	67,813
Series B-2, 4.00%, 4/01/44	54	24,058
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp., Obligation, 5.50%, 6/01/16 (e)	1,565	1,577,583
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,063,270
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	350	372,148
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	869,608
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	1,710	1,944,509
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	3,180	3,279,089

		9,198,078
Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,127,322
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 7/01/40	500	528,085
City of Rochester Minnesota, RB, Health Care And Facility Homestead Rochester Incorporate, 5.00%, 12/01/49	1,445	1,495,329

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Minnesota (continued)
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	$500	$573,815

		4,724,551
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 2/01/36	455	508,936
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (a):
5.75%, 11/15/36	1,400	1,415,456
6.00%, 11/15/46	1,000	1,020,050
6.00%, 11/15/51	560	566,110
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	492,398
Lees Summit Industrial Development Authority, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	1,966,469
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,298,230

		8,267,649
Nebraska — 0.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	847,213
Nevada — 0.2%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	20	20,078
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	755	778,850
4.00%, 8/01/23	470	484,575

		1,283,503
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth- Hitchcock, 6.00%, 8/01/38	435	498,097

Municipal Bonds	Par (000)	Value
New Jersey — 5.3%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	$5,750	$5,958,667
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,155	1,175,617
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,701,675
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	850	902,793
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,200,309
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	927,125
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,611,640
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,516,074
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,114,957
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/32	1,140	1,324,555
Princeton HealthCare System, 5.00%, 7/01/33	1,450	1,677,853
St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	795,774
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA:
5.25%, 6/15/41	1,265	1,375,536
5.00%, 6/15/44	3,755	3,945,491
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
5.00%, 6/01/29	3,730	3,711,238

8	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A (continued):
5.00%, 6/01/41	$7,495	$6,745,125

		38,684,429
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	2,204,032
New York — 10.8%
Build New York City Resource Corp., RB, 5.50%, 11/01/44	1,970	2,117,612
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	4,475	4,510,218
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (h):
8.00%, 8/01/28	235	242,952
Series B, 2.00%, 8/01/28	11,770	11,796,365
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	2,905	2,920,135
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	8,300	8,732,347
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	4,355	4,146,004
County of Westchester Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	5,074,945
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,448	1,628,018
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset- Backed, Series A, 5.00%, 6/01/45	3,110	3,067,486

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$375	$421,920
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	7,365	7,897,342
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	450	485,361
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,070	1,170,634
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (a)	3,115	3,773,511
Goldman Sachs Headquarters, 5.25%, 10/01/35	3,775	4,721,392
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	3,895	3,951,789
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 5.00%, 7/01/22 (e)	1,220	1,482,776
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,500,875
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	690,242
TSASC, Inc., Refunding RB, Series 1,5.00%, 6/01/34	1,245	1,207,326
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	5,600	5,599,776

		78,139,026
North Carolina — 0.8%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	1,385	1,485,579

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$3,055	$3,498,555
Carolina Village Project, 6.00%, 4/01/38	1,000	1,045,760

		6,029,894
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	8,555	8,041,700
5.75%, 6/01/34	4,460	4,158,058
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	2,410	2,489,578
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	746,083
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	2,410	2,621,429

		18,056,848
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	738,563
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (h)	1,425	1,626,110

		2,364,673
Oregon — 0.3%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 7/01/35	620	635,791

Municipal Bonds	Par (000)	Value
Oregon (continued)
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A (continued):
5.38%, 7/01/45	$1,445	$1,492,194

		2,127,985
Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,275,546
5.00%, 5/01/42	2,730	2,900,270
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,258,390
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (e)	2,415	2,766,189
6.38%, 1/01/39	265	300,438
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	858,388
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	745	781,133
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	3,000	3,024,450
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	1,345	1,476,003
East Hempfield Township IDA, RB:
5.00%, 7/01/34	1,000	1,073,980
5.00%, 7/01/46	1,750	1,852,918
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	895	996,690
U.S. Airways Group, Series A, 7.50%, 5/01/20	1,200	1,374,228

10	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	$5,390	$5,633,358

		27,571,981
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	3,150	3,158,001
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, Series A, 0.00%, 5/15/50 (b)	38,935	3,450,030
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	460	326,826
6.00%, 7/01/38	895	616,530
6.00%, 7/01/44	1,130	762,829

		8,314,216
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,088,060
Series B, 4.50%, 6/01/45	6,350	6,527,483
Series B, 5.00%, 6/01/50	8,650	9,097,551

		16,713,094
South Carolina — 3.3%
South Carolina Ports Authority, RB, AMT, 5.00%, 7/01/45	5,975	6,692,717
South Carolina State Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	5,000	5,629,500
Series E, 5.25%, 12/01/55	10,200	11,697,768

		24,019,985
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, 5.00%, 7/01/46 (g)	925	1,060,762

Municipal Bonds	Par (000)	Value
Texas — 6.7%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 3/01/24	$500	$518,040
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (c)(d)	750	18,368
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (b)	3,000	1,954,530
CAB, 0.00%, 1/01/29 (b)	500	312,130
CAB, 0.00%, 1/01/30 (b)	1,330	794,755
CAB, 0.00%, 1/01/31 (b)	4,000	2,299,040
Senior Lien, 6.25%, 1/01/46	765	913,127
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	12,995	14,538,546
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	131,306
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 7/15/38	1,110	1,285,946
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,093,730
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	283,328
5.75%, 8/15/41	280	313,653
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,493,488
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	534,342
5.00%, 1/01/43	520	543,265
5.13%, 1/01/48	1,535	1,610,246
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (b)	350	104,062
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	329,890

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	$410	$428,348
CC Young Memorial Home, Series A, 8.00%, 2/15/38	330	370,847
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	818,616
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Barton Creek Senior Living Center, 4.75%, 11/15/35	110	110,740
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,146,694
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (e)	20	20,338
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	3,960	4,030,647
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 5/15/21 (e)	535	676,834
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	742,433
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	1,008,423
6.00%, 4/01/45	1,355	1,539,388
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	325	334,568
5.75%, 8/15/45	645	659,480
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42 (c)(e)	1,330	1,169,429
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	620,844

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$1,000	$1,206,790
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,050,451
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	1,500	1,591,995

		48,598,657
Utah — 0.7%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,067,050
Spectrum Academy Project, 6.00%, 4/15/45 (a)	2,000	2,091,600
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,150,163

		5,308,813
Virginia — 4.0%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,226,617
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,063,720
Residential Care Facility, 5.00%, 7/01/47	1,015	1,045,450
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35	505	514,438
5.00%, 3/01/45	520	526,323
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	594,387
6.88%, 3/01/36	450	517,950
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	5,910	4,934,791

12	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	$535	$550,125
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/35	125	131,223
5.00%, 7/01/45	375	385,601
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	4,095	4,774,934
Express Lanes LLC, 5.00%, 7/01/34	3,300	3,580,665
Wise County IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40 (h)	7,800	7,967,934

		28,814,158
Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	599,288
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,060,717
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	100	105,036
7.00%, 7/01/45	100	104,624
Washington State Housing Finance Commission, Refunding RB (a):
5.75%, 1/01/35	355	361,805
6.00%, 1/01/45	940	957,822

		3,189,292
Wisconsin — 1.7%
Public Finance Authority, RB, Series A:
4.75%, 12/01/35	870	892,342
5.00%, 12/01/45	2,100	2,161,530
5.15%, 12/01/50	1,315	1,353,871
Voyager Foundation, Inc. Project, 5.13%, 10/01/45	1,850	1,892,050

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB:
Celanese Project, AMT, Series C, 4.30%, 11/01/30	$525	$534,020
Celanese Project, Series D, 4.05%, 11/01/30	525	531,542
Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,150	2,262,875
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	875	931,271
Mile Bluff Medical Center, 5.75%, 5/01/39	1,065	1,133,181
St. Johns Communities, Inc., Series A, 7.25%, 9/15/19 (e)	75	89,490
St. Johns Communities, Inc., Series A, 7.63%, 9/15/19 (e)	145	176,703

		11,958,875
Total Municipal Bonds — 87.1%		630,789,713

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
California — 0.3%
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge 2009, Series F-1, 5.63%, 4/01/44 (a)(e)	480	547,696
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,678	1,894,754

		2,442,450
Colorado — 0.9%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,592	6,188,297
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (e)(j)	939	1,060,464

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Florida — 0.5%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	$3,499	$3,974,540
Illinois — 1.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,943,909
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	5,011	5,784,227

		8,728,136
New York — 6.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (j)	3,015	3,538,615
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,720	1,995,470
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	9,085,568
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,520	2,964,502
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 3/15/36	21,670	25,764,763
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,475,105

		46,824,023
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,432,436

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Ohio — 0.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$2,010	$2,254,951
South Carolina — 0.0%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	40	40,467
Virginia — 0.4%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,801,020
Washington — 1.9%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,447,402
Snohomish County Public Utility District No 1, 5.00%, 12/01/45	8,664	10,029,134

		13,476,536
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (j)	2,179	2,362,669
Total Municipal Bonds Transferred to Tender Option Bond Trusts—12.9%		93,585,989
Total Long-Term Investments (Cost — $674,785,799) — 100.0%		724,375,702

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.17% (k)(l)	55,544,526	55,544,526
Total Short-Term Securities (Cost — $55,544,526) — 7.7%		55,544,526
Total Investments (Cost — $730,330,325*) — 107.7%		779,920,228
Liabilities in Excess of Other Assets — (1.3)%		(8,974,919)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.4)%		(46,694,616)

Net Assets — 100.0%		$724,250,693

14	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$683,627,471

Gross unrealized appreciation	$51,692,918
Gross unrealized depreciation	(2,086,798)

Net unrealized appreciation	$49,606,120

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 to November 15, 2019, is $6,225,516.

(k)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at March 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash	—	55,544,526	55,544,526	$2,782
FFI Institutional Tax-Exempt Fund	22,850,559	(22,850,559)	—	$3,218

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(48)	5-Year U.S. Treasury Note	June 2016	$5,815,875	$5,470
(75)	10-Year U.S. Treasury Note	June 2016	$9,779,297	42,758
(41)	Long U.S. Treasury Bond	June 2016	$6,741,938	55,513
(13)	Ultra U.S. Treasury Bond	June 2016	$2,242,906	17,248
Total				$120,989

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

16	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$724,375,702	—	$724,375,702
Short-Term Securities	$55,544,526	—	—	55,544,526

Total investments	$55,544,526	$724,375,702	—	$779,920,228

[1] See above Schedule of Investments for values in each sector or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$120,989	—	—	$120,989

[1]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$371,500	—	—	$371,500
Liabilities:
Bank overdraft	—	$(12,770)	—	(12,770)
TOB Trust Certificates	—	(46,686,637)	—	(46,686,637)

Total	$371,500	$(46,699,407)	—	$(46,327,907)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	17

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$15,955	$18,399,146
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,878,077
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	16,330	19,118,021

		41,395,244
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	5,250	6,141,083
6.00%, 9/01/19 (a)	1,270	1,485,557
6.00%, 9/01/28	730	849,968

		8,476,608
Arizona — 1.6%
City of Mesa Arizona Utility System, RB, 5.00%, 7/01/35	30,000	34,657,800
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	170	177,055
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,942,034
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	2,000	2,253,860
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	3,500	3,961,370
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	2,280	2,360,096
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	665	642,915
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	1,200	1,360,824
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	520,205

Municipal Bonds	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	$54,015	$57,276,966

		107,153,125
California — 14.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	13,359,319
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.25%, 11/15/46	10,500	10,783,395
Series B, 6.00%, 8/15/42	21,340	25,619,310
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	30,490,921
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,656,640
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	11,600	13,893,320
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,895	3,059,552
Series E, 5.50%, 7/01/31	1,920	2,029,018
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,068,551
5.75%, 5/01/23	17,000	18,754,910
City & County of San Francisco California Airports Commission, San Francisco International Airport, ARB, Series E, 6.00%, 5/01/39	24,300	27,916,326
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,719,895
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	46,175,600

BLACKROCK MUNICIPAL FUND, INC	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	$4,890	$5,632,498
6.00%, 9/01/39	9,450	10,867,783
City of Los Angeles Department of Airports, Refunding RB, AMT, 5.50%, 5/15/22	11,300	12,405,479
City of San Jose California, Refunding ARB, AMT:
Series A (AGM), 5.00%, 3/01/37	35,000	36,197,350
Series A (AMBAC), 5.50%, 3/01/32	6,530	6,784,278
Series A-1, 5.75%, 3/01/34	7,010	8,238,713
Series A-1, 6.25%, 3/01/34	5,250	6,292,545
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,827,915
6.50%, 5/01/42	5,130	6,196,322
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,403,700
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,575,338
County of Orange California Airport, ARB, Series B, 5.25%, 7/01/34	13,045	13,752,822
County of Orange California Sanitation District, COP (a):
Series A, 5.00%, 2/01/19	10,000	11,173,200
Series B (AGM), 5.00%, 2/01/17	25,000	25,932,250
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	16,834,800
Series A, 5.00%, 8/15/41	7,110	7,952,179
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,920	18,697,277
6.00%, 7/01/41	13,285	14,680,456
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM), 5.00%, 5/01/33	3,755	4,060,657

Municipal Bonds	Par (000)	Value
California (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	$12,830	$15,563,431
5.50%, 3/01/41	26,390	31,389,058
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	31,404,058
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,265,795
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	87,500	86,864,750
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	3,500	4,404,645
Los Angeles Department of Water & Power, RB, (AMBAC), 5.00%, 7/01/37	27,500	28,930,000
Metropolitan Water District of Southern California, RB, Series A:
Authorization, 5.00%, 1/01/39	10,000	11,041,900
5.00%, 7/01/37	10,000	10,516,800
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	13,170	13,325,538
Series C, 5.00%, 7/01/35	13,375	15,049,550
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,347,685
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,535	15,499,064
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 8/01/32	18,000	18,967,680
San Diego Public Facilities Financing Authority, RB, Water Utility, Series B, 5.38%, 8/01/34	15,000	17,026,950
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	25,940,550
State of California, GO, Various Purposes:
6.50%, 4/01/33	33,550	39,120,306

2	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes: (continued)
6.00%, 4/01/38	$33,925	$38,915,028
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	16,607,751
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,872,600
Sub-Series I-1, 6.38%, 11/01/34	11,680	13,934,240
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	21,964,441
University of California, RB, Series O:
5.25%, 5/15/19 (a)	3,355	3,811,649
5.25%, 5/15/39	17,350	19,481,794

		954,277,582
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	4,916,637
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,580	1,772,776

		6,689,413
Connecticut — 1.2%
State of Connecticut Health & Educational Facility Authority, RB, Series A, 0.80%, 7/01/48 (e)	30,000	30,012,600
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series B, 0.84%, 7/01/49 (e)	50,000	50,030,500

		80,043,100
Delaware — 0.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	34,189,470

Municipal Bonds	Par (000)	Value
District of Columbia — 2.9%
District of Columbia, RB, Series A, 5.50%,12/01/30	$20,530	$23,890,556
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 5.50%, 10/01/18 (a)	7,475	8,341,876
Series A, 6.00%, 10/01/18 (a)	12,630	14,257,376
Series B, 5.25%, 10/01/40	48,060	58,539,002
Series B, 5.25%, 10/01/44	63,075	76,650,632
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,414,427

		188,093,869
Florida — 7.3%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36	1,240	1,240,186
City of St. Augustines, RB, 5.75%, 10/01/41	1,345	1,605,298
City of Tallahassee Florida Energy System Revenue, RB, 5.00%, 10/01/37	10,000	10,555,900
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,605,200
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,741,095
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,436,088
Series B-1, 5.75%, 7/01/33	2,400	2,651,280
Series B-1, 6.00%, 7/01/38	30,000	33,535,800
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	6,175	7,564,252
Series A, 5.50%, 10/01/42	5,375	6,287,245
Series B, AMT, 6.25%, 10/01/38	5,000	6,224,750
Series B, AMT, 6.00%, 10/01/42	2,340	2,799,670
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/27	5,495	6,060,875
5.50%, 10/01/26	7,000	7,733,670

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series B, 5.50%, 10/01/36	$14,745	$16,778,483
Water & Sewer Systems, Series C, 6.00%, 10/01/18 (a)	25,000	28,208,000
County of Miami-Dade Florida Aviation, ARB, International Airport Hub, Series A, AMT, (NPFGC):
5.00%, 10/01/37	35,220	36,823,214
5.00%, 10/01/39	55,890	58,365,927
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	35,972,359
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	1,515	1,559,511
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,729,900
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	903,159
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	16,825	18,363,814
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	11,125	14,579,201
State of Florida, GO:
Board of Education, Series A, 5.38%, 6/01/33	3,950	4,350,451
Board of Education, Series A, 5.50%, 6/01/38	4,790	5,286,196
Board of Education, Series E, 5.00%, 6/01/37	39,730	45,304,119
Board of Education. Series C, 5.00%, 6/01/37	65,545	69,233,217
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,338,089
State of Florida Turnpike Authority, RB, Series B, 5.00%, 7/01/40	8,900	10,097,406

Municipal Bonds	Par (000)	Value
Florida (continued)
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/2010, (c)(d)	$155	$108,478
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	205	205,240

		473,248,073
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	36,166,200
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,193,600
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	4,950	5,924,605
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,159,180
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,106,850
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,164,400
Series EE (AMBAC), 7.00%, 1/01/25	20,000	27,872,800

		92,587,635
Illinois — 7.2%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,004,620
Chicago O’Hare International Airport, Refunding RB:
5.00%, 1/01/31	30,450	36,030,571
5.00%, 1/01/32	23,410	27,560,359

4	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	$29,835	$35,843,769
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien, Series C, AMT:
5.50%, 1/01/34	5,380	6,206,745
5.38%, 1/01/39	1,650	1,867,305
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	15,000	17,013,750
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,184,920
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,300,550
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	7,020	8,024,071
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,694,245
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	19,275	22,880,581
DePaul University, Series A, 6.13%, 10/01/40	11,915	14,233,302
Memorial Health System, 5.50%, 4/01/34	150	165,306
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	9,255,128
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	5,280	6,136,152
Rush University Medical Center, Series C, 6.38%, 5/01/19 (a)	2,860	3,331,929
University of Chicago, Series B, 6.25%, 7/01/18 (a)	25,035	28,035,194
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,215	4,807,334
Central Dupage Health, Series B, 5.75%, 11/01/39	6,000	6,904,440
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,970	34,709,755

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
OSF Healthcare System, Series A, 6.00%, 5/15/39	$11,950	$13,796,155
Roosevelt University Project, 6.50%, 4/01/39	7,000	7,700,700
Illinois Finance Authority, Refunding RB:
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (a)	6,900	8,018,835
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A:
5.50%, 6/15/50	15,000	15,981,600
5.50%, 6/15/53	28,565	32,200,753
Metropolitan Pier & Exposition Authority, Hyatt Regency McCormick Place, Refunding RB, Series B-2, 5.25%, 6/15/50	76,145	80,364,194
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,607,913
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,018,700
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,075	1,075,656

		465,954,532
Indiana — 3.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,731,733
7.00%, 1/01/44	7,330	9,018,539
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	17,510	20,584,581
Sisters of St. Francis Health Services, 5.25%, 11/01/39	31,460	35,059,024
Wastewater, 1st Lien, 5.25%, 10/01/31	10,875	12,747,349
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	12,570,580

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB (continued):
Parkview Health System, Series A, 5.75%, 5/01/31	$1,660	$1,883,619
Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,667,160
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	19,620	22,314,218
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	26,270,260
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	12,945	14,593,546
(AGC), 5.50%, 1/01/38	56,725	63,614,818

		237,055,427
Iowa — 1.4%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	22,416,750
Series A (AGC), 5.63%, 8/15/37	5,600	6,288,744
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	35,000	36,241,800
5.25%, 12/01/25	9,950	10,634,262
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	10,065	10,763,008
5.50%, 12/01/25	6,690	7,206,200

		93,550,764
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	230	241,233
Louisiana — 1.5%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,538,209

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	$8,030	$8,648,712
Series A, 6.50%, 8/01/29	11,470	13,295,106
Series A-1, 6.50%, 11/01/35	17,185	20,104,044
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (a)	11,950	11,993,020
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (e):
0.78%, 5/01/43	32,000	31,976,320
0.86%, 5/01/43	10,000	9,963,600

		97,519,011
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,789,406
6.95%, 7/01/41	2,235	2,560,863

		17,350,269
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,540	4,222,300
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	12,498,090

		16,720,390
Massachusetts — 3.0%
Commonwealth of Massachusetts, GO, Series D-2, 0.70%, 8/01/43 (e)	35,000	34,819,750
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,569,246
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 1/01/41	8,000	9,012,960

6	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, Massachusetts Institution of Technology, Series N, 5.00%, 7/01/17 (a)	$31,000	$32,679,890
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 5.50%, 11/15/36	85,925	96,305,600
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,943,776
Massachusetts School Building Authority, (AMBAC):
5.00%, 8/15/17 (a)	9,810	10,387,809
5.00%, 8/15/37	190	199,939
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,824,950

		195,743,920
Michigan — 1.0%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,642,573
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	7,550	8,522,666
6.00%, 10/15/38	4,905	5,484,477
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	4,285	4,872,645
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (a):
Series V, 8.25%, 9/01/18	18,130	21,338,466
Series W, 6.00%, 8/01/19	5,145	6,003,752
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	4,540	5,153,354
6.25%, 10/15/38	2,960	3,328,135

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	$1,300	$1,392,365

		63,738,433
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18 (a)	5,940	6,843,890
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services (continued):
Series B (AGC), 6.50%, 11/15/18 (a)	2,775	3,179,345
Series B (AGC), 6.50%, 11/15/38	15,240	17,161,459
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	1,110	1,112,165

		28,296,859
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	2,091,058
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,332,133
Nebraska — 0.5%
Omaha Public Power District, Refunding RB, Series A, 5.25%, 2/01/42	14,265	16,835,838
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A, 5.25%, 2/01/46	14,670	17,288,889

		34,124,727
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,882,362
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	59,661,283

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B:
5.75%, 7/01/34	$3,125	$3,581,187
5.75%, 7/01/38	32,685	37,411,251

		115,536,083
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,590	17,851,329
New Jersey — 3.6%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,035,150
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	3,180	3,236,763
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/18 (a)	3,600	4,029,300
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,775,070
Series WW, 5.25%, 6/15/40	14,955	16,214,061
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	8,280	9,303,242
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (a):
7.13%, 6/01/19	2,870	3,407,953
7.50%, 6/01/19	9,200	11,031,536
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	1,200	1,440,036
AHS Hospital Corp., 6.00%, 7/01/41	33,185	39,694,902

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System, 6.63%, 7/01/38	$200	$219,524
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	500	566,010
5.75%, 12/01/28	410	461,656
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	295	305,422
6.50%, 10/01/38	315	325,767
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	24,400	27,988,508
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/41	2,210	2,403,110
Transportation System, Series A, 6.00%, 6/15/35	2,000	2,282,940
Transportation System, Series A, 5.88%, 12/15/38	14,255	15,702,310
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series AA, 5.50%, 6/15/39	39,800	43,790,348
Transportation System, Series B, 5.50%, 6/15/31	300	331,314
Transportation System, Series B, 5.25%, 6/15/36	19,190	20,445,218

		235,990,140
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	313,920
New York — 11.2%
City of New York New York, GO:
0.98%, 8/01/27 (e)	39,000	38,912,640
Sub-Series E-1, 6.25%, 10/15/18 (a)	12,875	14,627,803
Sub-Series E-1, 6.25%, 10/15/28	575	653,384
Go, Sub-Series I-1, 5.63%, 4/01/29	2,760	3,137,264
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,778,547

8	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Housing Development Corp., RB, M/F Housing, Series M (continued):
6.88%, 11/01/38	$7,785	$8,682,766
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (e)	30,570	30,638,477
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	6,200	6,849,760
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Subseries, 5.25%, 6/15/37	45,000	56,079,450
Fiscal 2009, Series EE, 5.25%, 6/15/40	5,000	5,614,400
Water & Sewer System, Series EE, 5.38%, 6/15/43	7,125	8,302,905
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	20,000	21,041,800
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,025	10,471,347
Long Island Power Authority, Refunding RB, Electric System, Series A (a):
5.50%, 5/01/19	1,500	1,702,995
6.00%, 5/01/19	49,450	57,014,366
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	35,532,300
Series C, 6.50%, 11/15/18 (a)	17,505	20,070,358
Series C, 6.50%, 11/15/28	5,960	6,840,769
Series D, 5.25%, 11/15/41	8,030	9,475,480
Sub-Series D-1, 5.25%, 11/15/44	40,000	47,594,800
Metropolitan Transportation Authority, Refunding RB:
Series A-1, 5.25%, 11/15/56	60,000	71,189,400
SubSeries C-1, 5.25%, 11/15/31	14,000	17,423,280
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 1/01/28	3,000	3,375,390

Municipal Bonds	Par (000)	Value
New York (continued)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	$5,000	$5,072,900
Port Authority of New York & New Jersey, ARB, 56th Series, AMT, 5.00%, 5/01/39	6,600	7,339,992
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
151th Series, AMT, 6.00%, 9/15/28	74,780	82,150,317
152nd Series, AMT, 5.75%, 11/01/30	4,695	5,128,442
189th Series, 5.00%, 5/01/45	13,565	15,872,406
Port Authority of New York & New Jersey, Refunding RB, 194th Series:
5.00%, 10/15/41	23,000	27,188,760
5.25%, 10/15/55	37,510	44,564,506
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	21,400	23,389,986
Series B, 5.75%, 3/15/36	19,270	21,943,520
Triborough Bridge & Tunnel Authority, RB, General, Series A- 2, 5.38%, 11/15/38	5,715	6,347,479
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,362,566

		728,370,555
North Carolina — 0.7%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,442,080
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University, 5.00%, 10/01/55	30,000	35,144,400
State of North Carolina, RB, Series A, 5.25%, 5/01/31	4,000	4,635,560

		43,222,040

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Ohio — 1.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	$500	$603,955
6.50%, 11/15/37	12,690	15,750,193
6.00%, 11/15/41	4,415	5,320,870
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	11,843,515
Hamilton County Ohio Sales Tax Revenue, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,542,400
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	15,315	17,184,043
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,500	8,753,475

		79,998,451
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	355	356,030
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	2,665	2,999,937
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	9,520	10,904,398
6.38%, 1/01/39	1,055	1,196,085
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,760	14,634,827
6.00%, 6/01/36	3,895	4,433,679
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,196,378
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	2,455	2,694,117

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
Capital Region Parking System, 6.00%, 7/01/53	$4,400	$5,367,340
American Water Co. Project, 6.20%, 4/01/39	3,475	3,939,816
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	24,900	27,334,473
Series B (BAM), 5.25%, 12/01/44	10,900	12,758,995
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,195	1,399,500
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	25,367,540

		114,227,085
South Carolina — 1.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,428,907
6.25%, 8/01/34	1,525	1,839,272
State of South Carolina Public Service Authority, Refunding RB, Series A:
Santee Cooper, 5.50%, 12/01/33	6,465	7,911,285
Santee Cooper, 5.75%, 12/01/43	19,875	24,246,904
5.50%, 1/01/19 (a)	2,200	2,474,890
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	32,085	37,075,822

		78,977,080
Texas — 13.9%
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien (AGC), 5.38%, 5/15/19 (a)	33,450	38,020,608
Combined 1st Lien (AGC), 6.00%, 5/15/19 (a)	30,645	35,420,410
Combined 1st Lien (AGC), 6.00%, 11/15/35	1,705	1,975,174
Combined 1st Lien (AGC), 5.38%, 11/15/38	1,855	2,071,831

10	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Utility System, Refunding RB: (concluded)
Series A, 1st Lien, 5.25%, 11/15/30	$24,305	$28,710,524
City of Houston Texas Utility System, Refunding RB (continued):
Series B, 5.00%, 11/15/36	25,900	31,182,564
City Public Service Board of San Antonio, Refunding RB, 5.00%, 2/01/17 (a)	28,990	30,051,614
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	540,474
7.00%, 1/01/43	1,075	1,277,756
7.00%, 1/01/48	2,625	3,099,889
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	11,119,551
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	3,700	4,472,301
6.00%, 8/15/45	46,300	55,106,260
Cypress-Fairbanks Independent School District, GO, Refunding Series C, 5.00%, 2/15/44	50,000	58,259,000
Dallas Area Rapid Transit, Refunding RB:
Senior Lien (AMBAC), 5.00%, 12/01/16 (a)	16,230	16,701,157
Senior Lien (AMBAC), 5.00%, 12/01/36	11,630	11,963,316
Series A, 5.00%, 12/01/46	40,000	47,183,200
Dallas ISD, GO, Series A, 5.00%, 2/15/27	18,720	23,253,797
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	3,500	3,866,765
Dallas-Fort Worth International Airport, Refunding RB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/32	2,600	2,974,946
Series E, 5.00%, 11/01/35	11,180	12,513,998

Municipal Bonds	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., RB, 5.50%, 10/01/39	$8,500	$9,616,220
Katy ISD, GO, Series A:
5.00%, 2/15/40	28,725	33,955,248
Katy ISD, GO, Series A (continued):
5.00%, 2/15/45	39,125	46,113,507
(PSF-GTD), 5.00%, 2/15/39	10,685	12,740,687
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,360,112
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,823,743
North Texas Tollway Authority, Refunding RB, 1st Tier System:
6.00%, 1/01/34	11,490	13,654,141
Series A, 6.00%, 1/01/28	1,000	1,134,110
Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,518,688
Series S, 5.75%, 1/01/18 (a)	8,425	9,151,235
Series S, 5.75%, 1/01/18 (a)	3,890	4,225,318
Series SE, 5.75%, 1/01/40	1,445	1,555,340
Series SE, 5.75%, 1/01/40	3,830	4,112,080
Rockwall ISD, GO, Texas School Building (PSF-GTD), 5.00%, 2/15/46	40,020	46,790,183
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 4/01/28	10,000	12,228,400
Water Financial Assistance, Series D, AMT, 5.13%, 8/01/47	11,285	11,761,227
State of Texas, Refunding, GO, Transportation Commission, Series A, 5.00%, 10/01/44	57,250	67,381,532
State of Texas Transportation Commission State Highway Fund, RB, 1st Tier System, Series B, 0.75%, 4/01/32 (e)	36,000	35,953,920
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,825	29,958,562
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	27,103,660

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB, Series A, 5.00%, 10/15/40	$27,095	$32,304,556
Ysleta ISD, (PSF-GTD), 5.00%, 8/15/45	56,445	66,515,352

		901,722,956
Utah — 1.2%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	70,000	79,009,000
Virginia — 1.1%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/17 (a)	31,970	33,085,433
Virginia HDA, RB, M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,084,316
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	31,085	36,246,353

		72,416,102
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB: Refunding and Improvement Series S-1, 5.00%, 11/01/45	45,000	53,186,850
Series A, 5.00%, 11/01/17 (a)	8,500	9,063,635
Series A, 5.00%, 11/01/17 (a)	15,715	16,757,062
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,754,730
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	25,276,205
Washington Health Care Facilities Authority, RB (concluded):
MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,000	2,333,860
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	16,000	20,403,520

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$10,090	$11,340,252

		141,116,114
Wisconsin — 0.8%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	8,880,900
Public Finance Authority, RB, Wisconsin Lease and Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	33,090	37,904,264
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,224,854

		53,010,018
Total Long-Term Investments (Cost — $5,486,801,745) — 90.6%		5,901,989,778

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.17% (g)(h)	394,533,745	394,533,745

	Par (000)
City of Seven Hills Ohio, GO, BAN, Capital Improvement, 1.13%, 7/07/16	$2,020	2,021,428
Metropolitan Transportation Authority, Series A-1F, 2.00%, 10/01/16	100,000	100,682,000
Metropolitan Transportation Authority, Series B1-F, 0.50%, 8/01/16	60,000	59,985,600
State of Colorado Education Loan Program, Refunding RB, Series B, 2.00%, 6/29/16	75,000	75,272,250
Town of Pittsford New York, GO, 2.00%, 9/08/16	3,400	3,419,040

		241,380,318
Total Short-Term Securities (Cost — $635,978,114) — 9.8%		635,914,063

12	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Value
Total Investments (Cost — $6,122,779,859*) — 100.4%	$6,537,903,841
Liabilities in Excess of Other Assets — (0.4)%	(28,490,054)

Net Assets — 100.0%	$6,509,413,787

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,122,937,478

Gross unrealized appreciation	$415,850,170
Gross unrealized depreciation	(883,807)

Net unrealized appreciation	$414,966,363

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non income producing

(e)	Variable rate security. Rate as of period end.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at March 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash	—	394,533,745	394,533,745	$19,138
FFI Institutional Tax-Exempt Fund	212,819,220	(212,819,220)	—	$45,147

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(600)	5-Year U.S. Treasury Note	June 2016	$72,698,438	$(33,713)
(625)	10-Year U.S. Treasury Note	June 2016	$81,494,140	109,173
Total				$75,460

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$5,901,989,778	—	$5,901,989,778
Short-Term Securities	$394,533,745	241,380,318	—	635,914,063

Total investments	$394,533,745	$6,143,370,096	—	$6,537,903,841

[1] See above Schedule of Investments for values in each state or political subdivision.

14	BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock National Municipal Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$109,173	—	—	$109,173
Liabilities:
Interest rate contracts	(33,713)	—	—	(33,713)

Total	$75,460	—	—	$75,460

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $1,384,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2016	15

Schedule of Investments	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Arizona — 1.8%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 1/01/19	$2,735	$3,031,775
Series D, 5.00%, 1/01/17	1,080	1,114,916
City of Peoria Arizona, GO, Refunding Series E, 4.00%, 7/15/19	5,325	5,843,442
City of Phoenix Civic Improvement Corp., Refunding RB, Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,011,480

		11,001,613
California — 12.8%
California Municipal Finance Authority, RB, Series A, 0.85%, 11/01/17	3,000	2,997,780
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/19	6,360	7,168,420
California State University, Refunding RB, Series A, 5.00%, 11/01/18	1,800	1,994,508
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series C, 5.00%, 11/01/29 (a)	3,570	3,732,328
California Statewide Communities Development Authority, Refunding RB, Rady Children’s Hospital, Series A (b):
4.00%, 8/15/18	1,125	1,203,255
4.00%, 8/15/19	625	683,925
City & County of San Francisco, GO, Refunding, 5.00%, 6/15/18	5,835	6,386,174
City of Long Beach California Harbor Revenue, Refunding RB, AMT, Series A, 5.00%, 5/15/17	1,500	1,571,505
City of Los Angeles Department of Airports, Refunding RB, AMT, 4.00%, 5/15/17	1,220	1,264,262
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,020	1,094,715
Los Angeles Community College District, GO, Refunding Series C, 5.00%, 8/01/17	2,500	2,645,500
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 12/01/18	10,000	11,120,000

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Unified School District, GO, Election of 2008, Series A, 5.00%, 7/01/18 (b)	$1,955	$2,139,102
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 7/01/17	18,145	19,137,531
San Diego Unified School District, GO, Series E, 3.00%, 7/01/17	5,000	5,149,200
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A:
4.00%, 7/01/18	2,000	2,148,920
5.00%, 7/01/19	1,055	1,196,497
State of California, GO, Refunding:
5.00%, 8/01/18	2,000	2,194,820
Series A, 5.00%, 7/01/19 (c)	5,500	6,247,175

		80,075,617
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series B, 5.00%, 1/01/18	4,440	4,762,566
Connecticut — 1.4%
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 8/01/19	3,000	3,392,550
State of Connecticut, Special Tax Revenue, Refunding RB:
5.00%, 8/01/18	1,360	1,491,539
5.00%, 8/01/19	2,665	3,013,715
University of Connecticut, RB, Series A, 5.00%, 2/15/18	1,000	1,077,540

		8,975,344
District of Columbia — 0.7%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,246,560
Florida — 5.6%
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,308,928
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/16	1,750	1,789,042
Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/18	17,985	19,678,468

BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida State Department of Environmental Protection, Refunding RB, Everglades Restoration, Series A (AGC), 5.00%, 7/01/16	$205	$207,364
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,063,462
South Florida Water Management District, COP, Refunding:
5.00%, 10/01/17	2,000	2,130,280
5.00%, 10/01/19	1,500	1,707,525
State of Florida, GO, Refunding, Series A, 5.00%, 7/01/19	6,500	7,349,355

		35,234,424
Georgia — 2.0%
City of Atlanta Georgia Department of Aviation, RB, Series B, 5.00%, 1/01/17	7,000	7,233,870
State of Georgia, GO, Series B, 5.00%, 7/01/17	4,810	5,073,107

		12,306,977
Illinois — 3.9%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 5.00%, 11/01/17	1,075	1,129,879
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 1/01/18	1,250	1,339,225
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding Series A, 5.00%, 12/01/17	1,005	1,074,847
Regional Transportation Authority, GO, Refunding, ERS, Series B, 0.55%, 6/01/25 (a)	14,375	14,375,000
State of Illinois, GO, 4.00%, 2/01/17	2,000	2,042,900
State of Illinois, Refunding RB, 5.00%, 6/15/19	3,715	4,161,766

		24,123,617
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, 5.00%, 8/01/17	4,250	4,496,755

Municipal Bonds	Par (000)	Value
Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	$5,000	$5,226,650
Maine — 0.4%
Maine Municipal Bond Bank, Refunding RB, Series D, 5.00%, 11/01/18	2,300	2,541,661
Massachusetts — 6.3%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 8/01/19	7,595	8,607,565
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/20	7,540	8,685,100
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 8/01/18	3,500	3,844,085
Massachusetts Health & Educational Facilities Authority, RB, Massachusetts Institution of Technology, Series N, 5.00%, 7/01/17 (c)	5,000	5,270,950
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,643,314
Massachusetts State Educational Financing Authority, RB, AMT:
4.00%, 1/01/17	800	815,208
4.00%, 1/01/18	1,750	1,821,855
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/17	8,000	8,538,400

		39,226,477
Michigan — 1.0%
Michigan Finance Authority, Refunding RB:
AMT, 5.00%, 11/01/16	1,400	1,429,456
Trinity Health Corp., 5.00%, 12/01/17	2,460	2,634,463
Michigan State Hospital Finance Authority, RB, Ascension Health Credit Group, 0.95%, 11/15/33 (a)	2,000	2,001,180

		6,065,099
Missouri — 0.4%
University of Missouri, Refunding RB, Series A, 4.00%, 11/01/17	2,555	2,689,291
Nevada — 5.1%
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 7/01/18	2,250	2,456,573

2	BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada School District, GO, Refunding, Series B, 5.50%, 6/15/17	$13,760	$14,554,915
State of Nevada, Refunding RB, 5.00%, 6/01/17	14,000	14,707,700

		31,719,188
New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,273,287
New Jersey — 4.9%
New Jersey EDA, Refunding RB, 5.00%, 12/15/16	1,925	1,979,535
New Jersey Educational Facilities Authority, RB:
5.00%, 6/01/17	12,910	13,408,972
Princeton University, Series A, 5.00%, 7/01/18 (b)	2,890	3,166,226
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 7/01/17	2,345	2,474,491
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,010,480
Meridian Health System, 5.00%, 7/01/17	2,000	2,100,640
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.75%, 6/15/16	6,275	6,338,691

		30,479,035
New Mexico — 0.8%
County of Albuquerque Bernalillo Water Utility Authority, Refunding RB, 5.00%, 7/01/18	3,470	3,796,735
New Mexico Finance Authority, Refunding RB, 5.00%, 6/15/18	1,330	1,454,156

		5,250,891
New York — 19.6%
City of New York, GO, Refunding, Series A, 5.00%, 8/01/19	10,000	11,310,900
City of New York New York, GO, Refunding, , Fiscal 2014, Series E, 5.00%, 8/01/18	1,000	1,095,820
Erie County Industrial Development Agency, Refunding RB, 5.00%, 5/01/18	2,000	2,174,800

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series E-1, 5.00%, 2/01/18	$4,655	$5,019,952
Series E-1, 5.00%, 2/01/19	5,000	5,574,100
Series F-1, 5.00%, 2/01/20	4,265	4,890,206
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB:
Fiscal 2014, Series C, 5.00%, 11/01/17	2,180	2,329,832
Series B, 5.00%, 11/01/18	3,605	3,992,934
New York State Dormitory Authority, RB, Series A:
4.00%, 3/15/17	4,000	4,133,760
5.00%, 2/15/17	2,495	2,591,731
5.00%, 3/15/18	7,125	7,720,436
New York State Dormitory Authority, Refunding RB:
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,000	1,011,170
Pratt Institute, Series A, 4.00%, 7/01/16	1,210	1,220,370
Series A, 5.00%, 3/15/18	20,000	21,671,400
Wyckoff Heights Medical Center, 4.00%, 2/15/18	2,200	2,328,326
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 6/15/18	5,000	5,474,800
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	6,744,134
New York State Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/19	15,000	16,749,450
Port Authority of New York & New Jersey, RB, 5.00%, 9/15/19	5,000	5,649,700
State of New York, GO, Refunding Series C, 5.00%, 4/15/17	10,000	10,465,700

		122,149,521
North Carolina — 1.4%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, 5.00%, 7/01/18	3,500	3,832,885
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,775,133

BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Municipal Power Agency No 1, Refunding RB, Series A, 5.25%, 1/01/17	$3,210	$3,322,254

		8,930,272
Ohio — 3.0%
City of Columbus, GO, Series A, 5.00%, 2/15/18	10,000	10,799,800
State of Ohio, GO, Series B, 5.00%, 3/15/19	5,000	5,599,650
State of Ohio, GO, Refunding, Series A, 5.00%, 9/15/17	2,000	2,124,880

		18,524,330
Oklahoma — 0.6%
County of Cleveland Oklahoma Educational Facilities Authority, LRB:
Moore Public Schools Project, 5.00%, 6/01/16	845	851,464
Norman Public Schools Project, 5.00%, 7/01/16	1,000	1,011,250
Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,596,882

		3,459,596
Oregon — 3.5%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A:
1st Lien, 5.00%, 6/01/19	10,000	11,293,200
5.00%, 6/15/18	3,750	4,100,775
Portland Community College District, GO, Refunding, 5.00%, 6/15/17	6,105	6,425,879

		21,819,854
Pennsylvania — 3.4%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/17	2,000	2,098,000
County of Bucks Pennsylvania, GO, Refunding, 5.00%, 5/01/19	1,500	1,686,930
County of Lehigh IDA, Refunding RB, Place Electric Utilities Corp. (a):
0.90%, 2/15/27	5,000	4,998,250
0.90%, 9/01/29	5,000	4,997,200
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 7/01/18	5,000	5,473,200

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, Philadelphia Funding Program, 5.00%, 6/15/18	$2,000	$2,182,920

		21,436,500
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/17	5,000	5,187,250
Tennessee — 2.1%
State of Tennessee, GO, Refunding:
Series A, 5.00%, 8/01/18	5,000	5,492,800
Series A, 5.00%, 8/01/19	4,565	5,184,653
Series B, 5.00%, 8/01/19	2,165	2,458,877

		13,136,330
Texas — 7.2%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,081,760
City of Houston Texas, GO, Refunding, Series A, 5.00%, 3/01/20	4,000	4,567,200
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series B, 5.00%, 11/15/19	1,750	2,000,583
City of San Antonio, GO, Refunding, 5.00%, 2/01/18	2,475	2,668,743
City of San Antonio, Refunding RB, Junior Lien, Series A, 5.00%, 5/15/18	1,000	1,088,590
City Public Service Board of San Antonio, Refunding RB:
Junior Lien, 5.00%, 2/01/18	6,000	6,466,200
Series D, 5.00%, 2/01/19	6,485	7,233,174
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	536,177
North Texas Municipal Water District, Refunding RB, 5.00%, 9/01/18	5,910	6,499,286
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	6,910	7,173,893

4	BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Tarrant Regional Water District, Refunding RB, Water Control and Improvement District, 5.00%, 3/01/20	$3,980	$4,575,647

		44,891,253
Utah — 1.0%
County of Washington School District, GO, Refunding, Utah School Board Guaranty Program, 5.00%, 3/01/19	5,355	5,998,832
Virginia — 2.5%
Virginia College Building Authority, RB, Series A, 5.00%, 2/01/17	4,800	4,975,392
Virginia Public School Authority, RB, 5.00%, 7/15/18	4,080	4,478,086
Virginia Public School Authority, Refunding, RB, Prince William Co., 5.00%, 8/01/17 (b)	5,740	6,056,044

		15,509,522
Washington — 3.3%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 9/01/18	15,715	17,281,942
State of Washington, GO, 5.00%, 7/01/18 (c)	2,625	2,869,099
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 3/01/18	290	310,019

		20,461,060
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, 5.13%, 8/15/27 (a)	7,500	7,624,950
Total Long-Term Investments (Cost — $617,294,213) — 99.2%		618,824,322

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.17% (d)(e)	16,344,589	16,344,589

	Par (000)	Value
State of Colorado Education Loan Program, Refunding RB, Series B, 2.00%, 6/29/16	$2,000	2,007,260
Total Short-Term Securities (Cost — $18,353,174) — 3.0%		18,351,849
Total Investments (Cost — $635,647,387*) — 102.2%		637,176,171
Liabilities in Excess of Other Assets — (2.2)%		(13,469,787)

Net Assets — 100.0%		$623,706,384

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$635,647,387

Gross unrealized appreciation	$1,760,771
Gross unrealized depreciation	(231,987)

Net unrealized appreciation	$1,528,784

BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquity Funds, MuniCash	—	16,344,589	16,344,589	$656
FFI Institutional Tax-Exempt Fund	8,207,246	(8,207,246)	—	$928

(e)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds

6	BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$618,824,322	—	$618,824,322
Short-Term Securities	$16,344,589	2,007,260	—	18,351,849

Total investments	$16,344,589	$620,831,582	—	$637,176,171

[1] See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC	MARCH 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2016